SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY:
SHAREHOLDERS' EQUITY
NOTE 9:-	SHAREHOLDERS' EQUITY

a.	General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

The Company’s shares are traded in the over-the-counter market in the OTCQB Marketplace.

b.	Options issued to employees and directors:

As of December 31, 2015, the Company had three Incentive Share Option Plans (the 1999, 2003 and 2012 plans) under which options are outstanding. The 1999 plan has since expired and no future options may be granted under this plan. The 2003 and 2012 plans provide for the grant of options to officers, management, employees and key employees, directors, consultants and others. The options granted generally become fully exercisable after two to four years and expire between 7 to 10 years from the grant date. Any options from the 2003 and 2012 plans that are forfeited or canceled before expiration become available for future grants.

Pursuant to the option plans, the exercise price of options shall be determined by the Company's Board of Directors or the Company's compensation committee but may not be less than the fair value of the Ordinary share on the grant date.

As of December 31, 2015, an aggregate of 932,069 Ordinary shares of the Company were still available for future grant under the Incentive Share Option Plans.

A summary of the Company's option activity and related information with respect to options granted to employees for the year ended December 31, 2015 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at the beginning of the year	496,298	$2.19	4.36	$741
Granted	202,500	$4.45
Exercised	(25,682)	$1.40
Forfeited	(32,027)	$5.63

Outstanding at end of year	641,089	$2.76	4.20	$718

Exercisable options at end of year	296,607	$2.28	3.10	$437

Vested and expected-to-vest at end of year	573,884	$2.67	4.05	$685

The total intrinsic value of stock options exercised during 2015 and 2014 was $73 and $3, respectively. No options were exercised during 2013.

The weighted-average estimated grant date fair value of employee stock options granted during the years 2015, 2014 and 2013 was $2.38, $2.17 and $ 0.72, respectively.

c.	Options issued to consultants:

The Company's outstanding options to consultants as of December 31, 2015, were as follows:

Grant date	Options for Ordinary shares	Exercise price per share	Options exercisable	Exercisable through

March, 2015	1,500	$4.75	-	March, 2022
October, 2015	54,075	$4.52	-	October, 2022

	55,575		-

d.	As of December 31, 2015, there was $ 266 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.47 years.

e.	In 2008, the Company purchased a total of 1,111,796 of its Ordinary shares pursuant to a share repurchase program as well as a self-tender offer conducted by the Company. Such shares are held by the Company as treasury shares and are presented at cost. Under the Companies Law for so long as such treasury shares are owned by the Company they have no rights and, accordingly, are neither eligible to participate in or receive any future dividends which may be paid to the Company's shareholders nor are they entitled to participate in, be voted at or be counted as part of the quorum for, any meetings of shareholders.

f.	Stock-based compensation expense:

The following table presents the stock-based compensation included in the line items below in the Company's consolidated statements of operations:

	Year ended December 31,
	2015	2014	2013

Cost of revenues	$19	$4	$6
Research and development	19	3	3
Sales and marketing	45	14	12
General and administrative	61	45	74

Total	$144	$66	$95